LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Loans from Banks

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In, or linked to, dollars (see c below )	LIBOR + 2	LIBOR + 2	$1,400	$2,200
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	3,081
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	9,432	2,552
In NIS	5.45-7.39	4-7.39	7,055	10,704

			18,375	18,537
Less - current maturities			9,031	10,789
Less - discount			5	33

			$9,339	$7,715

Schedule of Annual Maturities

2013 (current maturities)	$9,031
2014	5,401
2015	2,358
2016	1,585

$18,375